Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

17.Share‑based compensation

Share‑based compensation expenses allocated from the Parent

Share-based compensation expenses for the periods presented relates to (a) share option awards granted by the Parent to directors, executive officers, employees and consultants of the Group, (b) restricted ordinary shares held in escrow by the Parent to Ms. Ying (Kate) Wang, Mr. Long (David) Jiang and Mr. Yilong Wen (together, “Co-founders”), and three founding employees (together with Co-founders, the “Founding Members”) of the Group, (c) the compensation to the Founding Members of the Group related to Parent's Class A ordinary shares arrangements and (d) the ordinary shares transaction completed in Series D Financing of the Parent, respectively. For the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, total share-based compensation expenses allocated and recognized by the Group were amounted to RMB6,802,  RMB52,714 and RMB929,098, respectively.

(a)  Parent Incentive Plans

On September 30, 2018 and May 22, 2019, the Board of Directors of the Parent respectively approved 2019 equity incentive plan and 2020 equity incentive plan (together, the “Parent Incentive Plans”) to attract, motivate, retain and reward certain directors, executive officers, employees and consultants for their contribution to the Group and to the Parent’s non‑PRC operations. According to the resolutions of the Parent’s Board of Directors in September 2018, February 2019 and April 2019, the total number of Class B ordinary shares of the Parent available for issuance under the Parent Incentive Plans increased to 22,493,577. The awards granted under the Parent Incentive Plans have a contractual term of ten years from the stated grant date, and are generally scheduled to be vested in four to seven years subject to a service condition and a performance condition as below.

•

The awards will vest in four to seven equal annual installments, with the number of vested awards for each installment determined based on the grantee’s performance rating during each year. No objective measurement metrics used to determine the performance rating was provided on the stated grant date, and the actual performance rating will only be subjectively determined by the Parent’s chief executive officer after the end of the corresponding year for each annual installment in the period from January 2, 2018 (date of inception) to December 31, 2018 and the year ended December 31, 2019; and from January 1, 2020, the performance rating will be subjectively determined by the compensation committee of the Parent at the end of the corresponding year for each annual installment. Therefore, the stated grant date does not meet the definition of the accounting grant date as there was no mutual understanding of the key terms and conditions.  For each annual installment, the accounting grant date is considered to be the date the performance evaluation for corresponding year is completed and communicated, which is the date used to measure the share-based compensation expense. As the awards contain a performance condition that if not satisfied during the year preceding the accounting grant date results in forfeiture of the award, the awards have a service inception date preceding the grant date pursuant to ASC 718-10-55-108;

•

Subject to the Parent’s repurchase right, in the event that the grantee voluntarily terminates employment with the Group within the stated vesting period, any awards vested in prior years will be forfeited and any shares issued from exercised awards will be repurchased at the exercise price paid by the grantee. The Group considered this repurchase feature equivalent to a forfeiture provision that creates an in‑substance cliff vesting in four to seven years since the stated grant date.

In accordance with ASC 718 Compensation — Stock Compensation, the share‑based awards under the Parent Incentive Plans are classified as equity awards. Share‑based compensation expenses were accrued beginning on the service inception date (i.e. the stated grant date) and will be re‑measured on each subsequent reporting date before the accounting grant date is established. The estimates of the awards’ fair values will be fixed when the accounting grant date occurs and will continue to be amortized over the remaining requisite service period.

On December 28, 2020, the Board of Directors of the Company approved a resolution to adopt the 2021 share incentive plan (the "2021 Plan"), effective upon the completion of IPO of the Group. In connection with the corporate restructuring following a successful IPO of the Group, the Company expects to assume all outstanding share incentive awards issued under the Parent Incentive Plans and to administer the assumed awards pursuant to the 2021 Plan. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2021 Plan (the "Award Pool") will consist of (i) 22,493,577 Class A ordinary shares to be assumed from outstanding share incentive awards issued under the Parent Incentive Plans, and (ii) 5,747,262 Class A ordinary shares initially, which may be further increased as determined by the Board of Directors.

The summary of the options granted by the Parent to the directors, executive officers, employees and consultants of the Group as of December 31, 2018, 2019 and 2020 is presented below:

		Granted
		(For Purposes of
		Measuring
		Share‑based
	Contractually	Compensation
	Granted	Expense)
As of January 2, 2018 (date of inception)	—	—
Granted	1,730,006	377,801
As of December 31, 2018	1,730,006	377,801
Granted	1,486,344	749,387
As of December 31, 2019	3,216,350	1,127,188
Granted	9,249,725	—
As of December 31, 2020	12,466,075	1,127,188

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Number of	Price	Contractual	Value
	Shares	(US$)	Life (Years)	(US$)
Outstanding as of January 2, 2018 (date of inception)	—	—	—	—
Grant	377,801	0.02	9.84	778
Vested	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2018	377,801	0.02	9.84	778
Grant	749,387	2.83	9.30	6,316
Vested	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2019	1,127,188	1.89	9.15	10,563
Grant	—	—	—	—
Vested	—	—	—	—
Forfeited	(21,437)	5.96	—	—
Outstanding as of December 31, 2020	1,105,751	1.81	8.13	97,280

For the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, the share‑based compensation expenses recognized by the Group for share options under the Parent Incentive Plans were RMB799,  RMB28,772 and RMB716,411, respectively. As of December 31, 2020, there was unrecognized compensation expense amounted to RMB5,230,764 attributable to the Group related to unvested share options which are expected to be recognized over a weighted average period of 2.61 years.

For the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, no options were vested or exercised.

The fair value for each of the share options granted under the Parent Incentive Plans for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020 was estimated on the grant dates or at the end of each reporting period when an accounting grant date was not established with the assistance of a qualified professional appraiser, using a binomial option pricing model with the following assumptions used:

For the period from
January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
Risk‑free interest rate	2.68% ~ 2.69%	1.88%~1.92%	0.72%~0.89%
Expected terms (in years)	10	9-10	8-10
Expected volatility	49.77% ~ 49.85%	50.07%~50.56%	50.85%~52.57%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share of the Parent (US$)	2.08	11.26	89.79

The risk-free interest rate is estimated based on the daily treasury long-term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options. The expected volatility as of December 31, 2018, 2019 and 2020 is estimated based on the annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected term. Expected term is the remaining life from the valuation date to the maturity of the contract life of the options. The Parent has no history or expectation of paying dividends on its ordinary shares, accordingly, the expected dividend yield is estimated to be 0%.

(b)Restriction of the Parent’s ordinary shares held by the Founding Members

On May 18, 2018, upon the completion of the Domestic PS Financing, the Founding Members agreed to put all their ordinary shares in Beijing Wuxin into escrow (“Beijing Wuxin’s Restricted Ordinary Shares”) and the Group released the shares from escrow to them only if specified service criteria are met. One half of Beijing Wuxin’s Restricted Ordinary Shares shall be vested on the second anniversary of grant date and the remaining would be vested bi‑annually in equal installments over the next two years after the second anniversary of the commencement date. All Beijing Wuxin’s Restricted Ordinary Shares are subject to accelerated vesting under certain circumstances including a successful Initial Public Offering (“IPO”) of Beijing Wuxin. Such restriction is deemed as a compensatory arrangement for services to be provided by the Founding Members, and therefore accounted for as a share‑based compensation arrangement. The share‑based compensation expenses related to Beijing Wuxin’s Restricted Ordinary Shares are recognized on a straight‑line basis.

On September 27, 2018, all the Founding Members’ ordinary shares in Beijing Wuxin (including the shares under the Beijing Wuxin’s Restricted Ordinary Shares arrangement) were replaced by the ordinary shares of the Parent (the “Parent’s Restricted Ordinary Shares”) in conjunction with the First Reorganization and the Parent’s Restricted Ordinary Shares continued to subject to the same remaining vesting schedule as the original restriction arrangement. The Parent’s Restricted Ordinary Shares continued to be subject to accelerated vesting under certain circumstances including a successful IPO of the Parent. As disclosed in Note 1(b)(i), the change in the terms of Beijing Wuxin’s Restricted Ordinary Shares was a modification as it was conducted in conjunction with the First Reorganization which was similar to under a common control and the modification impact was evaluated not material. The Group continued to recognize the share‑based compensation expenses related to the Parent’s Restricted Ordinary Shares in its consolidated statements of comprehensive (loss)/income with the amount allocated by the Parent.

On December 17, 2020, the Founding Members, the Parent and the Parent’s preferred shareholders entered into a series of agreements regarding the corporate restructuring following a successful IPO of the Group, pursuant to which, the Parent’s Restricted Ordinary Shares held by the Founding Members, which were subject to accelerated vesting upon a successful IPO of the Parent, will now be fully vested to the Founding Members upon a successful IPO of the Group. The amendment on the accelerated vesting condition was a modification under ASC 718 and the accounting impact of the modification was not material, as the modification was on vesting conditions of the awards and had no impact on the awards’ fair value immediately before and after the modification.

The following table sets forth the summary of restricted shares activities of the Parent (*):

Number of
	Restricted	Weighted‑Average
	Shares	Grant Date
	Granted	Fair Value
US$
Outstanding as of January 2, 2018 (date of inception)	—	—
Granted	65,571,473	0.09
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2018	65,571,473	0.09
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2019	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09

(*)The share-based compensation expenses discussed below only include the expenses attributable to the Group.

The number of Parent’s Restricted Ordinary Shares vested during the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020 were nil,  nil and 40,982,171, respectively.

For the period from January 2, 2018  (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, share-based compensation expenses recognized and associated with the Beijing Wuxin’s Restricted Ordinary Shares or the Parent’s Restricted Ordinary Shares attributable to the Group were RMB6,003, RMB8,229 and RMB8,214, respectively.

The unrecognized share‑based compensation expenses related to the Parent’s Restricted Ordinary Shares as of December 31, 2020 are RMB11,398. The unrecognized share‑based compensation expenses are expected to be recognized over a weighted average period of 1.38 years .

In order to determine the fair value of the Parent’s Restricted Ordinary Shares, the Group first determined the Parent’s equity value and then allocated the equity value to each element of the Parent’s capital structure (preferred shares and ordinary shares) using a combination of the probability‑weighted expected return method and the option pricing method. In determining the equity value of the Parent, the Group used the discounted cash flow (DCF) method of the income approach as the primary valuation approach, and to cross‑check the reasonableness of results derived under the income approach by the market approach. The DCF analysis is performed using the projected cash flows developed by the Parent based on its best estimates as of the valuation date. The determination of fair value requires complex and subjective judgments to be made regarding projected financial and operating results, unique business risks, the liquidity of shares and operating history and prospects at the time of valuation. The major assumptions used in the DCF analysis are discount rate and discount for lack of marketability (DLOM). The discount rates applied in the DCF analysis are based on the weighted average cost of capital (WACC) determined after considering factors including risk‑free rate, comparative industry risk, equity risk premium, company size and non‑systematic risk factors; while the DLOM was estimated based on the value of a put option determined by using the Finnerty model. The value of a put option serves as a proxy for the premium a willing buyer would pay to guarantee the marketability and price of the underlying asset in the future.

(c)Redesignation of Parent’s Class A Ordinary Shares

On August 15, 2019, upon the completion of Series C+ Financing of the Parent, all preferred shareholders and ordinary shareholders of the Parent agreed that all the ordinary shares of the Parent held by the Founding Members shall all be redesignated as Class A Ordinary Shares, and each Class A Ordinary Share shall have 10 votes (“Redesignation of Parent’s Class A Ordinary Shares”) with respect to any matter submitted to the shareholders of the Parent for approval. Such Redesignation of Parent’s Class A Ordinary Shares is deemed as a compensatory arrangement for the Founding Members, and therefore accounted for as a share‑based compensation arrangement. The share‑based compensation expenses of RMB15,713 related to Redesignation of Parent’s Class A Ordinary Shares are recognized immediately upon the completion of the redesignation in year 2019.

(d)Share-based compensation related to Parent’s Series D Financing

On September 25, 2020, the Parent completed a series D financing (the ‘‘Series D Financing of the Parent’’) whereby the Founding Members through Relx Holdings Limited (a shareholder of the Parent, beneficially owned by the Founding Members) sold an aggregate of 3,754,294 ordinary shares of the Parent with a transaction price of US$ 28.97 per share to a group of investors. The excess of transaction price over the fair value of the Parent’s ordinary shares sold by Founding Members were accounted for as a share-based compensation to the Founding Members (the ‘‘Share-based compensation related to Parent’s Series D Financing’’). The Group recognized share-based compensation expenses of RMB204,473 allocated by the Parent in relating to share-based compensation related to Parent’s Series D Financing in 2020.